UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Boyd Watterson Asset Management, LLC
Address: 1801 East 9th Street Suite 1400
         Cleveland, OH 44114



13F File Number: 801-57468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Teresa Bruskotter
Title:   Vice President
Phone:   216-771-3450
Signature, Place, and Date of Signing:

Teresa Bruskotter Cleveland, OH      April 15, 2003


Report Type (Check only one.):

[  ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[X ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Mercantile-Safe Depoist and Trust Company,parent,File #28-00125




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
Form 13F Information Table Entry Total:    113
Form 13F Information Table Value Total:    $714944


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
3M COMPANY                     COM              88579Y10       941     7235 SH       SOLE                     7235        0        0
ABBOTT LABORATORIES W/RTS      COM              00282410     24982   664242 SH       SOLE                   664242        0        0
ALCOA INC                      COM              01381710     17113   883025 SH       SOLE                   883025        0        0
ALEXANDRIA REAL ESTATE         COM              01527110       495    11781 SH       SOLE                    11781        0        0
AMERICAN EXPRESS CO            COM              02581610     22206   668257 SH       SOLE                   668257        0        0
AMERICAN INTL GROUP INC        COM              02687410     12432   251399 SH       SOLE                   251399        0        0
AMGEN INC                      COM              03116210      2995    52034 SH       SOLE                    52034        0        0
APARTMENT INVESTMENT & MGT     COM              03748R10       294     8069 SH       SOLE                     8069        0        0
ARCHSTONE-SMITH TRUST          COM              03958310       322    14673 SH       SOLE                    14673        0        0
AUTOMATIC DATA PROCESSING      COM              05301510      7076   229820 SH       SOLE                   229820        0        0
BANC ONE CORP                  COM              06423A10       858    24791 SH       SOLE                    24791        0        0
BANK OF AMERICA CORP           COM              06050510       212     3175 SH       SOLE                     3175        0        0
BELLSOUTH CAP FD 7.375%        PFD              07985720       209     7900 SH       SOLE                     7900        0        0
BERKSHIRE HATHAWAY INC B       COM              08467020       498      233 SH       SOLE                      233        0        0
BOSTON PROPERTIES              COM              10112110       813    21452 SH       SOLE                    21452        0        0
BP PLC - SPONS ADR             COM              05562210      1096    28390 SH       SOLE                    28390        0        0
BRISTOL-MYERS SQUIBB CO        COM              11012210       347    16436 SH       SOLE                    16436        0        0
CAMDEN PROPERTY TRUST          COM              13313110       279     8611 SH       SOLE                     8611        0        0
CAMPBELL SOUP CO               COM              13442910       309    14708 SH       SOLE                    14708        0        0
CARDINAL HEALTH INC            COM              14149Y10       314     5512 SH       SOLE                     5512        0        0
CBL & ASSOCIATES               COM              12483010      1176    28972 SH       SOLE                    28972        0        0
CENTERPOINT PROPERTIES COR     COM              15189510      1010    17468 SH       SOLE                    17468        0        0
CHARTER ONE FINANCIAL INC      COM              16090310       270     9776 SH       SOLE                     9776        0        0
CHELSEA PROPERTY GROUP INC     COM              16342110      1271    34114 SH       SOLE                    34114        0        0
CHEVRON TEXACO CORP            COM              16676410     20667   319677 SH       SOLE                   319677        0        0
CITIGROUP INC                  COM              17296710       915    26564 SH       SOLE                    26564        0        0
CLOROX CO                      COM              18905410      1023    22150 SH       SOLE                    22150        0        0
COCA-COLA CO                   COM              19121610      1135    28050 SH       SOLE                    28050        0        0
COLGATE-PALMOLIVE CO           COM              19416210      2391    43912 SH       SOLE                    43912        0        0
CONOCOPHILLIPS                 COM              20825C10     11774   219669 SH       SOLE                   219669        0        0
CORPORATE OFFICE PROPERTY      COM              22002T10       314    21101 SH       SOLE                    21101        0        0
DELL COMPUTER CORP             COM              24702510       338    12375 SH       SOLE                    12375        0        0
DEVELOPERS DIV RTY W/PPRTS     COM              25159110       786    32533 SH       SOLE                    32533        0        0
DOMINION RESOURCES INC.        COM              25746U10       276     4977 SH       SOLE                     4977        0        0
DOW CHEMICAL COMPANY           COM              26054310       508    18402 SH       SOLE                    18402        0        0
DUKE REALTY CORPORATION        COM              26441150       275    10195 SH       SOLE                    10195        0        0
DUPONT (E I) DENEMOURS         COM              26353410       339     8733 SH       SOLE                     8733        0        0
EATON CORP                     COM              27805810      8243   117840 SH       SOLE                   117840        0        0
EMC CORP/MASS                  COM              26864810       248    34290 SH       SOLE                    34290        0        0
EMERSON ELECTRIC CO W/RTS      COM              29101110     17625   388647 SH       SOLE                   388647        0        0
EQUITY OFFICE PROPERTIES       COM              29474110       389    15267 SH       SOLE                    15267        0        0
EQUITY RESIDENTIAL             COM              29476L10       383    15926 SH       SOLE                    15926        0        0
ESSEX PROPERTIES               COM              29717810       348     6655 SH       SOLE                     6655        0        0
EXXON MOBIL CORPORATION        COM              30231G10     29446   842522 SH       SOLE                   842522        0        0
FLEET BOSTON FINL W/RTS        COM              33903010     21349   894027 SH       SOLE                   894027        0        0
FPL GROUP INC                  COM              30257110     13676   232070 SH       SOLE                   232070        0        0
GANNETT CO INC W/RIGHTS        COM              36473010     13175   187070 SH       SOLE                   187070        0        0
GENERAL ELECTRIC COMPANY       COM              36960410     24992   980061 SH       SOLE                   980061        0        0
GENERAL GROWTH PROPERTIES      COM              37002110       992    18394 SH       SOLE                    18394        0        0
HEALTH CARE PROPERTY           COM              42191510       425    12753 SH       SOLE                    12753        0        0
HEALTHCARE REALTY TRUST        COM              42194610       294    12044 SH       SOLE                    12044        0        0
HEWLETT-PACKARD CO             COM              42823610     10624   683199 SH       SOLE                   683199        0        0
HOME DEPOT INC                 COM              43707610      5627   230990 SH       SOLE                   230990        0        0
HOME PROPERTIES OF NY INC      COM              43730610       247     7427 SH       SOLE                     7427        0        0
HONEYWELL INTERNATIONAL        COM              43851610     15198   711500 SH       SOLE                   711500        0        0
HOSPITALITY PROPERTIES TR      COM              44106M10       425    13915 SH       SOLE                    13915        0        0
IBM                            COM              45920010     20054   255688 SH       SOLE                   255688        0        0
INTEL CORP                     COM              45814010     22848  1403422 SH       SOLE                  1403422        0        0
ISTAR FINANCIAL INC            COM              45031U10       651    22326 SH       SOLE                    22326        0        0
JOHNSON & JOHNSON              COM              47816010     13606   235110 SH       SOLE                   235110        0        0
JP MORGAN CHASE & CO.          COM              46625H10       869    36649 SH       SOLE                    36649        0        0
KEYCORP                        COM              49326710       435    19296 SH       SOLE                    19296        0        0
KIMBERLY-CLARK CORP            COM              49436810      9603   211245 SH       SOLE                   211245        0        0
LILLY (ELI) & CO               COM              53245710       566     9900 SH       SOLE                     9900        0        0
LINCOLN NATIONAL CORP          COM              53418710     15824   565129 SH       SOLE                   565129        0        0
MACERICH CO (THE)              COM              55438210       721    22756 SH       SOLE                    22756        0        0
MARSH & MCLENNAN COS INC       COM              57174810     22966   538734 SH       SOLE                   538734        0        0
MATTEL INC                     COM              57708110      8634   383730 SH       SOLE                   383730        0        0
MBIA SR NOTES (PINES) 8%       PFD              55262C30       304    11050 SH       SOLE                    11050        0        0
MBNA CORP                      COM              55262L10       903    60002 SH       SOLE                    60002        0        0
MCDONALD'S CORP                COM              58013510       480    33200 SH       SOLE                    33200        0        0
MCGRAW-HILL INC                COM              58064510     14444   259835 SH       SOLE                   259835        0        0
MEDTRONIC INC                  COM              58505510     11190   248015 SH       SOLE                   248015        0        0
MERCK & CO INC                 COM              58933110     29914   546075 SH       SOLE                   546075        0        0
MICROSOFT CORP                 COM              59491810     18621   769129 SH       SOLE                   769129        0        0
MORGAN STANLEY                 COM              61744644     13498   351970 SH       SOLE                   351970        0        0
MOTOROLA INC                   COM              62007610       249    30175 SH       SOLE                    30175        0        0
NATIONAL CITY CORP             COM              63540510      1453    52185 SH       SOLE                    52185        0        0
NORTHROP CORP                  COM              66680710       253     2951 SH       SOLE                     2951        0        0
PAN PACIFIC RETAIL PPTTYS      COM              69806L10       803    21213 SH       SOLE                    21213        0        0
PEPSICO INC                    COM              71344810     23340   583498 SH       SOLE                   583498        0        0
PFIZER INC                     COM              71708110     31125   998863 SH       SOLE                   998863        0        0
PITNEY BOWES INC               COM              72447910     16140   505645 SH       SOLE                   505645        0        0
PPG INDUSTRIES INC             COM              69350610     11722   260018 SH       SOLE                   260018        0        0
PROCTER & GAMBLE CO            COM              74271810     14776   165925 SH       SOLE                   165925        0        0
PROGRESS ENERGY INC            COM              74326310     16780   428607 SH       SOLE                   428607        0        0
PROGRESSIVE CORP               COM              74331510       302     5100 SH       SOLE                     5100        0        0
PROLOGIS                       COM              74341010       902    35612 SH       SOLE                    35612        0        0
PUBLIC STORAGE INC             COM              74460D10       204     6749 SH       SOLE                     6749        0        0
PVF CAPITAL CORP               COM              69365410       814    61700 SH       SOLE                    61700        0        0
REALTY INCOME CORP             COM              75610910       452    12652 SH       SOLE                    12652        0        0
SBC COMMUNICATIONS INC         COM              78387G10       406    20227 SH       SOLE                    20227        0        0
SHURGARD STORAGE CENTERS       COM              82567D10       322    10355 SH       SOLE                    10355        0        0
SIMON PROPERTY GROUP INC       COM              82880610       941    26253 SH       SOLE                    26253        0        0
SL GREEN REALTY CORP           COM              78440X10       519    16967 SH       SOLE                    16967        0        0
STATE STREET CORP              COM              85747710     11893   375990 SH       SOLE                   375990        0        0
SUNGARD DATA SYSTEMS INC       COM              86736310     12839   602785 SH       SOLE                   602785        0        0
T ROWE PRICE MID-CAP GR FD     COM              77955610       245     7996 SH       SOLE                     7996        0        0
TARGET CORP W/RTS              COM              87612E10     19702   673357 SH       SOLE                   673357        0        0
TEXAS INSTRUMENTS INC          COM              88250810      8879   542390 SH       SOLE                   542390        0        0
TORCHMARK CORP                 COM              89102710       258     7200 SH       SOLE                     7200        0        0
TOWN & COUNTRY TRUST           COM              89208110       220    10880 SH       SOLE                    10880        0        0
TRAVELERS PROP CASUALTY-A      COM              89420G10       290    20583 SH       SOLE                    20583        0        0
UNITED DOMINION REALTY         COM              91019710       446    27918 SH       SOLE                    27918        0        0
VANGUARD PRIMECAP ADMIRAL      COM              92193620       215     5406 SH       SOLE                     5406        0        0
VERIZON COMMUNICATIONS         COM              92343V10       610    17245 SH       SOLE                    17245        0        0
VORNADO REALTY TRUST           COM              92904210       752    21018 SH       SOLE                    21018        0        0
WAL-MART STORES INC            COM              93114210       553    10625 SH       SOLE                    10625        0        0
WALGREEN CO                    COM              93142210      2662    90300 SH       SOLE                    90300        0        0
WASHINGTON MUTUAL              COM              93932210     22656   642360 SH       SOLE                   642360        0        0
WAYNE BANCORP INC OHIO         COM              94429310       326    11394 SH       SOLE                    11394        0        0
WEINGARTEN REALTY INVST        COM              94874110       671    17154 SH       SOLE                    17154        0        0
WYETH                          COM              98302410      2129    56290 SH       SOLE                    56290        0        0